Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating results of Cinco Terry property
Oil and Gas Sales and other revenues from discontinued operations	$ 4,850	$ 3,428
Operating expenses from discontinued operations	(2,613)	(2,338)
Interest expense from discontinued operations	(378)	(645)
Gain on sale of discontinued operations	6,660
Income tax expense on sale of discontinued operations	(62)
Income from discontinued operations	$ 8,457	$ 445